Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Oil and Natural Gas Liquids, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Synthetic Crude Oil | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,944	6,847	5,554
Extensions and discoveries (in MMbbl)	0	0	708
Improved recovery (in MMbbl)	29	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(128)	(150)	(151)
Economic revisions due to prices (in MMbbl)	(455)	(927)	701
Revisions of prior estimates (in MMbbl)	0	174	36
Proved reserves, net, ending balance	5,390	5,944	6,847
Net proved developed reserves (in MMbbl)	5,389	5,929	6,770	5,452
Bitumen | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	2,289	2,413	2,216
Extensions and discoveries (in MMbbl)	195	101	8
Improved recovery (in MMbbl)	5	19	49
Purchases of reserves in place (in MMbbl)	267	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(91)	(103)	(109)
Economic revisions due to prices (in MMbbl)	(263)	(296)	207
Revisions of prior estimates (in MMbbl)	144	155	41
Proved reserves, net, ending balance	2,546	2,289	2,413
Net proved developed reserves (in MMbbl)	582	584	628	661
Crude Oil and NGLs | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	708	525	598
Extensions and discoveries (in MMbbl)	11	14	10
Improved recovery (in MMbbl)	21	14	9
Purchases of reserves in place (in MMbbl)	21	52	28
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(45)	(45)	(45)
Economic revisions due to prices (in MMbbl)	(73)	108	(94)
Revisions of prior estimates (in MMbbl)	54	40	20
Proved reserves, net, ending balance	696	708	525
Net proved developed reserves (in MMbbl)	359	370	285	354
Crude Oil and NGLs | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	79	87	105
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(5)	(6)	(8)
Economic revisions due to prices (in MMbbl)	1	1	(12)
Revisions of prior estimates (in MMbbl)	(64)	(3)	3
Proved reserves, net, ending balance	11	79	87
Net proved developed reserves (in MMbbl)	5	39	32	38
Crude Oil and NGLs | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	64	71	70
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(5)	(5)	(6)
Economic revisions due to prices (in MMbbl)	(2)	(4)	3
Revisions of prior estimates (in MMbbl)	0	2	4
Proved reserves, net, ending balance	57	64	71
Net proved developed reserves (in MMbbl)	34	38	37	39
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,083	9,943	8,544
Extensions and discoveries (in MMbbl)	205	115	726
Improved recovery (in MMbbl)	56	33	58
Purchases of reserves in place (in MMbbl)	288	52	28
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(274)	(309)	(320)
Economic revisions due to prices (in MMbbl)	(792)	(1,118)	805
Revisions of prior estimates (in MMbbl)	134	368	103
Proved reserves, net, ending balance	8,700	9,083	9,943
Net proved developed reserves (in MMbbl)	6,369	6,960	7,751	6,543
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	8,941	9,785	8,368
Extensions and discoveries (in MMbbl)	205	115	726
Improved recovery (in MMbbl)	56	33	58
Purchases of reserves in place (in MMbbl)	288	52	28
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(265)	(297)	(305)
Economic revisions due to prices (in MMbbl)	(791)	(1,115)	814
Revisions of prior estimates (in MMbbl)	198	369	97
Proved reserves, net, ending balance	8,632	8,941	9,785
Net proved developed reserves (in MMbbl)	6,330	6,883	7,682	6,466